Trade and other receivables (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables
Trade receivables	$ 4,713,425	$ 8,816,368
Customer wallet receivables	1,185,361	1,595,542
Accrued income	1,840,435	3,719,488
Less: provision for expected credit losses	(1,795,073)	(2,465,258)
Total	5,944,148	11,666,140
Other receivables	8,322	3,149,292
Total	$ 5,952,470	$ 14,815,432